Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock	Additional Paid in Capital	Subscribed Capital	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total Stockholders' Equity	Non Controlling Interest in Subsidiary
Beginning Balance at Dec. 31, 2013
Beginning Balance, Shares at Dec. 31, 2013
Issuance of common stock	10,000	$ 10,000					10,000
Issuance of common stock, Shares		10,000
Additional shares issued on stock split
Additional shares issued on stock split, Shares		5,990,000
Net loss/income	(45,154)				(45,154)		(45,154)
Ending Balance at Dec. 31, 2014	(35,154)	$ 10,000			(45,154)		(35,154)
Ending Balance, Shares at Dec. 31, 2014		6,000,000
Issuance of common stock	850,001	$ 850,001					850,001
Issuance of common stock, Shares		343,673
Issuance of stock warrant	20,000		20,000				20,000
Restricted stock vested and transferred to common stock	6,159	$ 6,159					6,159
Restricted stock vested and transferred to common stock, Shares		1,231,667
Net loss/income	2,670,414				2,670,414		2,670,414
Ending Balance at Dec. 31, 2015	3,511,420	$ 866,160	20,000		2,625,260		3,511,420
Ending Balance, Shares at Dec. 31, 2015		7,575,340
Issuance of common stock	3,600,395	$ 3,600,395					3,600,395
Issuance of common stock, Shares		1,440,000
Issuance of stock warrant	40,000		40,000				40,000
Subscribed capital	1,862,643			1,862,643			1,862,643
Additional shares issued on stock split
Additional shares issued on stock split, Shares		81,138,060
Restricted stock vested and transferred to common stock	4,284	$ 4,284					4,284
Restricted stock vested and transferred to common stock, Shares		8,566,660
Stock compensation expense	20,000		20,000				20,000
Net loss/income	(3,176,464)				(3,176,464)		(3,176,464)
Other comprehensive loss	(10)					(10)	(10)
Non-controlling interest in subsidiary	50							50
Ending Balance at Dec. 31, 2016	5,862,318	$ 4,470,839	80,000	1,862,643	(551,204)	(10)	5,862,268	50
Ending Balance, Shares at Dec. 31, 2016		98,720,060
Reverse acquisition		$ (4,433,221)	5,756,024	(1,862,643)	539,880	10	50	(50)
Reverse acquisition, Shares		(61,101,458)
Issuance of common stock	3,827,421	$ 985	3,826,436				3,827,421
Issuance of common stock, Shares		985,161
Issuance of stock warrant	60,000		60,000				60,000
Subscribed capital	544,913			544,913			544,913
Restricted stock vested and transferred to common stock	2,890	$ 2,155	735				2,890
Restricted stock vested and transferred to common stock, Shares		2,154,565
Stock compensation expense	1,136,835		1,136,835				1,136,835
Net loss/income	(4,720,702)				(4,720,702)		(4,720,702)
Other comprehensive loss	(3,606)					(3,606)	(3,606)
Ending Balance at Sep. 30, 2017	$ 6,710,069	$ 40,758	$ 10,860,030	$ 544,913	$ (4,732,026)	$ (3,606)	$ 6,710,069
Ending Balance, Shares at Sep. 30, 2017		40,758,328